Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2015	¥ 2,928,469	¥ 707,038	¥ 1,185,777	¥ 813,765	¥ (385,283)	¥ (4,220)	¥ 2,317,077	¥ 611,392
Issuance of new shares	301,708	150,854	150,854				301,708
Exercise of stock acquisition rights	1,950	975	975				1,950
Stock-based compensation	1,516		1,516				1,516
Comprehensive income:
Net income	209,715			147,791			147,791	61,924
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	2,220				(13,417)		(13,417)	15,637
Unrealized gains (losses) on derivative instruments	(1,198)				(1,198)		(1,198)
Pension liability adjustment	(171,753)				(170,608)		(170,608)	(1,145)
Foreign currency translation adjustments	(83,899)				(82,812)		(82,812)	(1,087)
Total comprehensive income (loss)	(44,915)						(120,244)	75,329
Stock issue costs, net of tax	(1,478)		(1,478)				(1,478)
Dividends declared	(46,093)			(25,225)			(25,225)	(20,868)
Purchase of treasury stock	(110)					(110)	(110)
Reissuance of treasury stock	59		(12)			71	59
Transactions with noncontrolling interests shareholders and other	(16,696)		(11,913)				(11,913)	(4,783)
Ending Balance at Mar. 31, 2016	3,124,410	858,867	1,325,719	936,331	(653,318)	(4,259)	2,463,340	661,070
Exercise of stock acquisition rights	3,556	1,778	1,778				3,556
Stock-based compensation	1,601		1,601				1,601
Comprehensive income:
Net income	127,561			73,289			73,289	54,272
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(30,293)				(14,101)		(14,101)	(16,192)
Unrealized gains (losses) on derivative instruments	1,140				1,140		1,140
Pension liability adjustment	63,232				63,003		63,003	229
Foreign currency translation adjustments	(17,988)				(15,493)		(15,493)	(2,495)
Total comprehensive income (loss)	143,652						107,838	35,814
Stock issue costs, net of tax	(30)		(30)				(30)
Dividends declared	(42,320)			(25,252)			(25,252)	(17,068)
Purchase of treasury stock	(114)					(114)	(114)
Reissuance of treasury stock	28		(10)			38	28
Transactions with noncontrolling interests shareholders and other	(95,361)		(53,721)				(53,721)	(41,640)
Ending Balance at Mar. 31, 2017	3,135,422	860,645	1,275,337	984,368	(618,769)	(4,335)	2,497,246	638,176
Issuance of new shares	976	488	488				976
Exercise of stock acquisition rights	9,065	4,533	4,532				9,065
Conversion of convertible bonds	24	12	12				24
Stock-based compensation	3,160		3,160				3,160
Comprehensive income:
Net income	547,279			490,794			490,794	56,485
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	1,070				(444)		(444)	1,514
Unrealized gains (losses) on derivative instruments	(1,184)				(1,184)		(1,184)
Pension liability adjustment	12,390				12,292		12,292	98
Foreign currency translation adjustments	(6,335)				(8,641)		(8,641)	2,306
Total comprehensive income (loss)	553,220						492,817	60,403
Stock issue costs, net of tax	(879)		(879)				(879)
Dividends declared	(49,136)			(34,775)			(34,775)	(14,361)
Purchase of treasury stock	(199)					(199)	(199)
Reissuance of treasury stock	4		0			4	4
Transactions with noncontrolling interests shareholders and other	(4,500)		(73)				(73)	(4,427)
Ending Balance at Mar. 31, 2018	¥ 3,647,157	¥ 865,678	¥ 1,282,577	¥ 1,440,387	¥ (616,746)	¥ (4,530)	¥ 2,967,366	¥ 679,791